Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

(11) Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.